Investment Strategy - Xtrackers Europe Defense Technologies ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the STOXX Europe Total Market Defence, Space and Cybersecurity Innovation 50-25 Index (“Underlying Index”). The Underlying Index seeks to capture the performance of European listed equity securities with established revenue and/or patent exposures to the defense, space and cybersecurity sectors (the “Themes”). The Underlying Index is based on the STOXX Europe Total Market Index (the “Parent Index”), which includes large, medium and small-capitalization companies from 17 Western European countries. The Underlying Index is a free float-adjusted market capitalization weighted index and constituent weights are capped such that the sum of all constituent weights above 4.5% does not exceed 45% of the Underlying Index, and no single constituent weight exceeds 8% of the Underlying Index. The Underlying Index and the Parent Index are calculated and maintained by STOXX Ltd. (“Index Provider” or “STOXX”).Underlying Index – Eligible Universe and Constituent SelectionThe Underlying Index’s eligible universe consists of all of the companies in the Parent Index, which represents the Western Europe region as a whole and covers approximately 95% of the region’s free float market capitalization across 17 Western European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Constituents from the Parent Index that pass either of the following thematic criteria are eligible for inclusion in the Underlying Index (the “Thematic Selection”):■RBICS (Revere Business Industry Classifications System) Sector Selection: Companies are evaluated based on their aggregated revenue exposure from the sectors comprising the Themes. ■Innovators Selection Based on Patents: Companies are also evaluated on the number of active, high quality (determined by reference to citations and countries covered) patents that are held for various technologies as classified into the following sub-themes: military, drones, cybersecurity and aero-mobility.The use of patent data as a factor in selecting companies to include in the Underlying Index may result in certain companies in the defense, cybersecurity and space industries being excluded from the Underlying Index because such companies lack patents on their technologies. The Index Provider seeks to identify companies in the target industries that demonstrate a commitment to innovation.Constituent companies must also comply with certain industry classification and liquidity criteria. The Underlying Index excludes companies that are classified as belonging to any of the following sectors: health care, financials, real estate, consumer discretionary and consumer staples. The remaining companies are subjected to additional screening based on their average daily traded value (“ADTV”) over 1-month and 6-months periods. Only companies with an ADTV of at least 1 million EUR in both periods are included.Underlying Index – Weighting of Constituent SecuritiesCompanies selected for the Underlying Index are weighted by their free float market capitalization with the weight of each constituent being capped such that the sum of all constituent weights above 4.5% does not exceed 45% of the Underlying Index, and no single constituent weight exceeds 8% of the Underlying Index. Any excess weight is redistributed to the rest of the Underlying Index’s constituents that are not already subject to capping under the above rules, pro-rata to their current weights. If the number of constituents is not sufficient to fulfill the capping requirements, the Underlying Index is equal-weighted.An intra-quarter recapping will be triggered if the largest constituent company exceeds 25% of the Underlying Index or the sum of all constituent weights above 5% exceeds 50% of the Underlying Index. In such case, the Underlying Index is recapped such that no single constituent weight exceeds 22.5% of the Underlying Index and the sum of all constituent weights above 4.5% does not exceed 45% of the Underlying Index. Any excess weight is redistributed as described above.Underlying Index – MaintenanceThe Underlying Index’s list of eligible securities is reviewed annually in June and re-weighted, as necessary, in accordance with its capping requirements at least quarterly in March, June, September and December.The Fund’s Investment StrategyThe fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. The fund may invest in depositary receipts, including American depositary receipts (“ADRs”), European depositary receipts (“EDRs”) and global depositary receipts (“GDRs”).As of November 30, 2025, the Underlying Index consisted of 28 securities, with an average market capitalization of approximately $5.32 billion and a minimum market capitalization of approximately $252.94 million, from issuers in the following countries (as indicated by country of domicile): Denmark, France, Germany, Italy, Luxembourg, Norway, Spain, Sweden, and the United Kingdom. As of November 30, 2025, a significant percentage of the Underlying Index was comprised of securities of issuers from the United Kingdom and France. As of November 30, 2025, a significant percentage of the Underlying Index was comprised of issuers in the aerospace and defense sector. The fund’s exposure to particular countries or sectors may change over time to correspond to changes in the Underlying Index.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, Investment Company Act of 1940, as amended (the “1940 Act”) it may operate as or become classified as “diversified” over time.As more fully described under “Underlying Index – Weighting of Constituent Securities” and “Underlying Index – Maintenance,” the Underlying Index is reviewed annually in June and re-weighted, as necessary, in accordance with its capping requirements at least quarterly in March, June, September and December. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s review and re-weighting schedules will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reviews or re-weightings (e.g., in the event of a corporate action) will also result in corresponding changes to the fund’s portfolio.The Underlying Index is calculated and maintained by STOXX, Zug, Switzerland. The fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers. STOXX is an indirect subsidiary of Deutsche Börse Group.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index and will not use such instruments for speculative purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.